REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

8. REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES

During the years ended December 31, 2022 and 2021, the Company had the following sources of revenue and other income, and general and administrative expenses:

Revenue and other income	Year ended	Year ended
	December 31, 2022	December 31, 2021
Royalty revenue	$6,913	$2,985
Interest income	1,773	1,002
Option and other property income	9,591	3,476
Dividend Income	-	63
	$18,277	$7,526

General and administrative expenses	Year ended	Year ended
	December 31, 2022	December 31, 2021
Salaries, consultants, and benefits	$2,198	$1,494
Professional fees	1,555	1,329
Investor relations and shareholder information	848	550
Transfer agent and filing fees	242	253
Administrative and office	895	787
Travel	170	54
	$5,908	$4,467